Deferred Benefits and Gains - Summary of Deferred Benefits and Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Maintenance rebates	¥ 467	¥ 485
Government grants	288	233
Others	5	7
Deferred benefits and gains	¥ 760	¥ 725